UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE INTERNATIONAL GROWTH FUND

FORM N-Q

JANUARY 31, 2017

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited)	January 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 1.9%
Adient PLC	35,800	$2,272,942	*

Internet & Direct Marketing Retail - 1.1%
ASOS PLC	19,668	1,310,586	*(a)

Leisure Products - 0.9%
Shimano Inc.	7,265	1,142,705	(a)

Media - 1.1%
APN Outdoor Group Ltd.	307,800	1,317,153	(a)

Specialty Retail - 1.5%
Industria de Diseno Textil SA	54,540	1,801,881	(a)

Textiles, Apparel & Luxury Goods - 5.9%
adidas AG	13,100	2,058,009	(a)
Lululemon Athletica Inc.	10,460	706,154	*
LVMH Moet Hennessy Louis Vuitton SE	8,320	1,684,150	(a)
Pandora A/S	19,518	2,561,339	(a)

Total Textiles, Apparel & Luxury Goods		7,009,652

TOTAL CONSUMER DISCRETIONARY		14,854,919

CONSUMER STAPLES - 15.0%
Beverages - 6.0%
Coca-Cola Amatil Ltd.	354,000	2,620,558	(a)
Coca-Cola West Co., Ltd.	32,000	927,374	(a)
Diageo PLC, ADR	32,720	3,665,621

Total Beverages		7,213,553

Food Products - 3.1%
Nestle SA, ADR	51,300	3,756,186

Household Products - 2.0%
Reckitt Benckiser Group PLC	27,340	2,347,924	(a)

Personal Products - 3.9%
Shiseido Co., Ltd.	164,760	4,596,843	(a)

TOTAL CONSUMER STAPLES		17,914,506

ENERGY - 4.0%
Energy Equipment & Services - 1.8%
Schlumberger Ltd.	26,401	2,210,028

Oil, Gas & Consumable Fuels - 2.2%
Suncor Energy Inc.	83,800	2,599,168

TOTAL ENERGY		4,809,196

FINANCIALS - 19.2%
Banks - 7.5%
Erste Group Bank AG	58,337	1,776,750	*(a)
ING Groep NV	230,200	3,303,627	(a)
KBC Group NV	31,570	2,051,377	(a)
Toronto-Dominion Bank	36,256	1,878,207

Total Banks		9,009,961

Capital Markets - 6.9%
Hong Kong Exchanges & Clearing Ltd.	54,470	1,319,355	(a)
London Stock Exchange Group PLC	106,404	4,258,692	(a)
UBS Group AG, Registered Shares	162,911	2,624,496	*

Total Capital Markets		8,202,543

Diversified Financial Services - 2.8%
ORIX Corp.	226,200	3,401,282	(a)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Insurance - 2.0%
AXA SA	97,000	$2,388,570	(a)

TOTAL FINANCIALS		23,002,356

HEALTH CARE - 10.9%
Health Care Equipment & Supplies - 2.8%
Hoya Corp.	76,400	3,319,876	(a)

Life Sciences Tools & Services - 2.4%
ICON PLC	22,080	1,856,045	*
Mettler-Toledo International Inc.	2,546	1,086,200	*

Total Life Sciences Tools & Services		2,942,245

Pharmaceuticals - 5.7%
Allergan PLC	6,050	1,324,285	*
Eisai Co., Ltd.	19,100	1,061,469	(a)
Kyowa Hakko Kirin Co., Ltd.	80,096	1,075,535	(a)
Novo Nordisk A/S, ADR	67,000	2,423,390
Ono Pharmaceutical Co., Ltd.	45,200	924,382	(a)

Total Pharmaceuticals		6,809,061

TOTAL HEALTH CARE		13,071,182

INDUSTRIALS - 17.6%
Airlines - 2.6%
Ryanair Holdings PLC, ADR	36,885	3,085,799	*

Commercial Services & Supplies - 2.2%
Rentokil Initial PLC	891,380	2,565,141	(a)

Electrical Equipment - 2.4%
Vestas Wind Systems A/S	40,350	2,837,677	(a)

Industrial Conglomerates - 1.3%
CK Hutchison Holdings Ltd.	130,000	1,559,039	(a)

Machinery - 4.5%
Atlas Copco AB, Class B Shares	59,620	1,732,920	(a)
FANUC Corp.	13,281	2,598,998	(a)
Stabilus SA	12,572	760,815	*(a)
VAT Group AG	3,440	329,271	*(a)(b)

Total Machinery		5,422,004

Professional Services - 0.7%
TechnoPro Holdings Inc.	25,400	874,897	(a)

Road & Rail - 2.4%
Canadian Pacific Railway Ltd.	19,059	2,880,577

Trading Companies & Distributors - 1.5%
Wolseley PLC	28,920	1,788,699	(a)

TOTAL INDUSTRIALS		21,013,833

INFORMATION TECHNOLOGY - 14.8%
Internet Software & Services - 3.2%
Alibaba Group Holding Ltd., ADR	26,629	2,697,784	*
Tencent Holdings Ltd.	45,000	1,174,144	(a)

Total Internet Software & Services		3,871,928

Semiconductors & Semiconductor Equipment - 4.0%
ASML Holding NV	18,050	2,201,512	(a)
NXP Semiconductors NV	7,000	684,950	*
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	62,260	1,924,457

Total Semiconductors & Semiconductor Equipment		4,810,919

Software - 7.6%
Check Point Software Technologies Ltd.	21,090	2,083,059	*
GB Group PLC	158,750	584,971	(a)
Mobileye NV	22,550	968,748	*

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY		SHARES	VALUE
Software - (continued)
SAP SE, ADR		40,840	$3,737,268
Temenos Group AG, Registered Shares		23,690	1,721,166	(a)

Total Software			9,095,212

TOTAL INFORMATION TECHNOLOGY			17,778,059

MATERIALS - 5.2%
Chemicals - 0.9%
Novozymes A/S, Class B Shares		28,876	1,126,711	(a)

Containers & Packaging - 1.5%
Amcor Ltd.		159,820	1,735,359	(a)

Metals & Mining - 2.8%
Orocobre Ltd.		250,180	796,343	*(a)
Vale SA, ADR		247,166	2,516,150

Total Metals & Mining			3,312,493

TOTAL MATERIALS			6,174,563

UTILITIES - 0.5%
Electric Utilities - 0.5%
Direct Energie SA		17,600	633,206	(a)

TOTAL COMMON STOCKS (Cost - $115,701,456)			119,251,820

PREFERRED STOCKS - 0.5%
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
Sartorius AG (Cost - $626,215)		7,830	551,499	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $116,327,671)			119,803,319

	RATE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $101,745)	0.406%	101,745	101,745

TOTAL INVESTMENTS - 100.2% (Cost - $116,429,416#)			119,905,064
Liabilities in Excess of Other Assets - (0.2)%			(179,682)

TOTAL NET ASSETS - 100.0%			$119,725,382

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$2,979,096	$11,875,823	—	$14,854,919
Consumer Staples	7,421,807	10,492,699	—	17,914,506
Energy	4,809,196	—	—	4,809,196
Financials	4,502,703	18,499,653	—	23,002,356
Health Care	6,689,920	6,381,262	—	13,071,182
Industrials	5,966,376	15,047,457	—	21,013,833
Information Technology	12,096,266	5,681,793	—	17,778,059
Materials	2,516,150	3,658,413	—	6,174,563
Utilities	—	633,206	—	633,206
Preferred Stocks	—	551,499	—	551,499

Total Long-Term Investments	46,981,514	72,821,805	—	119,803,319

Short-Term Investments†	101,745	—	—	101,745

Total Investments	$47,083,259	$72,821,805	—	$119,905,064

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2017, securities valued at $72,821,805 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,349,068
Gross unrealized depreciation	(5,873,420)

Net unrealized appreciation	$3,475,648

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 24, 2017